CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (4,587)	$ (7,430)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	117	144
Decrease (increase) in trade receivables	(141)	23
Decrease (increase) in other accounts receivable and prepaid expenses	(224)	1,527
Stock-based compensation	396	459
Revaluation losses (gain) of Debentures and Warrants related to share purchase agreements	(1,738)	0
Increase in trade payables	164	8
Increase (decrease) in other accounts payable and accruals	(1,038)	306
Net cash used in operating activities from continuing operations	(7,051)	(4,963)
Cash flows from investing activities:
Purchase of property and equipment	(14)	(79)
Investment in (proceeds from) bank deposits and restricted cash	(5)	492
Net cash provided by (used in) investing activities from continuing operations	(19)	413
Cash flows from financing activities:
Issuance of Debentures, net	1,292	0
Repayment of capital lease	(28)	0
Net cash provided by financing activities from continuing operations	1,264	0
Net cash provided by (used in) operating activities from discontinued operations	1,332	333
Net cash provided by (used in) investing activities from discontinued operations	81	(175)
Net cash provided by (used in) financing activities from discontinued operations	0	0
Decrease in cash and cash equivalents	(4,393)	(4,392)
Cash and cash equivalents at beginning of period	6,163	12,447
Cash and cash equivalents at end of period	1,770	8,055
Less cash and cash equivalents of discontinued operation at the end of the period	445	234
Cash and Cash Equivalents, at Carrying Value	1,325	7,821
Supplemental disclosure of non-cash activities:
Purchase of property and equipment under capital lease	0	147
Conversion of Debenture to shares	$ 872	$ 0